INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ 9,917	$ (12,623)
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	7,724	23,623
Business acquisitions	0	(1,100)
Other	48	17
Balance, end of fiscal year, net	17,689	9,917
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	155	14,804
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	16,044	1,107
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	4,400	2,142
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	5,344	1,033
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(825)	2,203
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (17,394)	$ 2,334